Investment Objectives and Goals - DoubleLine Securitized Credit ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary DoubleLine Securitized Credit ETF (DSCO)
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is total return.